Revenue	6 Months Ended
Dec. 31, 2023
Revenue
Revenue

5 Revenue

The Group’s revenue is primarily derived from the sale of lifestyle and pop toy products through self-operated stores, franchised stores, offline distributors in the PRC and overseas and online sales conducted through the Group’s self-operated online stores on WeChat Mini Program, third-party e-commerce platforms and through online distributors. Other sources of revenue mainly include license fees, sales-based royalties and sales-based management and consultation service fees from franchisees and distributors.

(i)	Disaggregation of revenue

In the following table, revenue from contracts with customers is disaggregated by major products and service lines and timing of revenue recognition.

				For the six
				months ended
	For the year ended June 30,			December 31,
	2021	2022	2023	2023
	RMB’000	RMB’000	RMB’000	RMB’000
Major products/service lines
— Sales of lifestyle and pop toy products
— Retail sales in self-operated stores	323,775	555,226	990,048	1,004,114
— Product sales to franchisees	5,506,365	5,499,267	5,960,518	3,857,191
— Sales to offline distributors	1,509,840	2,072,061	2,612,742	1,660,860
— Online sales	663,197	651,039	706,397	355,380
— Other sales channels	33,499	220,069	87,530	44,149

Sub-total	8,036,676	8,997,662	10,357,235	6,921,694
— License fees, sales-based royalties, and sales-based management and consultation service fees
— License fees	72,392	109,166	84,711	37,074
— Sales-based royalties	97,848	97,453	102,089	66,113
— Sales-based management and consultation service fees	488,138	478,775	500,775	323,182

Sub-total	658,378	685,394	687,575	426,369

— Others*	376,605	402,593	428,398	284,404

	9,071,659	10,085,649	11,473,208	7,632,467
Timing of revenue recognition
— Point in time	8,413,281	9,321,490	10,619,987	7,195,509
— Over time	658,378	764,159	853,221	436,958

Revenue from contracts with customers	9,071,659	10,085,649	11,473,208	7,632,467

Note:

*	Others mainly represented sales of fixtures to franchisees and distributors and membership fee income.

For the years ended June 30, 2022 and 2023 and the six months ended December 31, 2023, the Group did not have any customer with revenue exceeding 10% of the Group’s total revenue for the respective reporting periods. Revenue from individual customer contributing over 10% of total revenue of the Group for the year ended June 30, 2021 is set out below:

				For the six
				months ended
	For the year ended June 30,			December 31,
	2021	2022	2023	2023
	RMB’000	RMB’000	RMB’000	RMB’000
Customer A	941,541	N/A*	N/A*	N/A*

Note:

*	Less than 10% of the Group’s revenue in the respective reporting period.
(ii)	Contract balances

The following table provides information about receivables, contract liabilities from contracts with customers.

				As at
		As at June 30,		December 31,
		2022	2023	2023
	Note	RMB’000	RMB’000	RMB’000
Receivables, which are included in ‘trade and other receivables’	19
— Current portion		290,681	305,963	426,937
— Non-current portion		—	—	17,612

Total receivables, which are included in ‘trade and other receivables’		290,681	305,963	444,549

Contract liabilities
— Current portion		(361,522)	(292,887)	(324,028)
— Non-current portion		(51,658)	(46,754)	(40,954)

Total contract liabilities		(413,180)	(339,641)	(364,982)

			As at
	As at June 30,		December 31,
	2022	2023	2023
	RMB’000	RMB’000	RMB’000
Contract liabilities are analyzed as follows:
— Advance payments received from customers for purchase of goods	219,192	231,636	267,063
— Deferred revenue related to license fees	88,536	89,498	82,914
— Deferred revenue related to membership fees	96,025	5,215	210
— Deferred revenue related to loyalty points	9,427	13,292	14,795

	413,180	339,641	364,982

The Group requests 20% to 100% advance payment for purchase of goods from certain domestic and overseas distributors prior to delivery of goods. This gives rise to contract liabilities at the start of a sales order, until the revenue of sales of products recognized on the corresponding sale order exceeds the amount of payments received in advance.

Unamortized portion of upfront license fees, membership fees received and deferred revenue associated with loyalty points were recognized as contract liabilities.

Movements in contract liabilities are as follows:

Contract
liabilities
RMB’000
Balance at July 1, 2021	326,866

Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the year	(266,919)
Increase in contract liabilities as a result of receiving advance payment for purchase of goods	219,192
Increase in contract liabilities as a result of receiving payment of license fees	28,589
Increase in contract liabilities as a result of receiving payment of membership fees	96,025
Increase in contract liabilities as a result of loyalty points	9,427

Balance at June 30, 2022	413,180
Decrease in contract liabilities as a result of recognizing revenue during the year that was included in the contract liabilities at the beginning of the year	(361,522)
Increase in contract liabilities as a result of receiving advance payment for purchase of goods	231,636
Increase in contract liabilities as a result of receiving payment of license fees	37,840
Increase in contract liabilities as a result of receiving payment of membership fees	5,215
Increase in contract liabilities as a result of loyalty points	13,292

Balance at June 30, 2023	339,641
Decrease in contract liabilities as a result of recognizing revenue during the period that was included in the contract liabilities at the beginning of the period	(292,887)
Increase in contract liabilities as a result of receiving advance payment for purchase of goods	267,063
Increase in contract liabilities as a result of receiving payment of license fees	36,370
Increase in contract liabilities as a result of loyalty points	14,795

Balance at December 31, 2023	364,982

As of June 30, 2022 and 2023 and December 31, 2023, contract liabilities expected to be recognized as revenue after one year were RMB51,658,000, RMB46,754,000 and RMB40,954,000, respectively, mainly represented license fees.

(iii)	Revenue expected to be recognized in the future arising from contracts with customers in existence at the reporting dates

Contracts within the scope of IFRS 15

As at June 30, 2022 and 2023 and December 31, 2023, the aggregated amounts of the transaction price allocated to the remaining performance obligations under the Group’s existing contracts were RMB193,988,000, RMB108,005,000 and RMB97,919,000, respectively. These amounts represented revenue of license fees, membership fees income and revenue associated with loyalty points. Revenue of license fees is expected to be recognized in the future from license agreements entered into with the franchisees and distributors. The Group will recognize the expected revenue in future over the remaining licensing period, which is mainly expected to occur over the next 1 to 10 years as at June 30, 2022 and 2023 and December 31, 2023, respectively. Membership fee income is expected to be recognized in the future based on the subscribed membership period, which ranges from 1 month to 1 year. Revenue associated with loyalty points are expected to be recognized when the points are redeemed or when they expire, which is expected to occur within 1 year.

(iv)	COVID-19 impact on revenue

The COVID-19 outbreak has impacted the Group’s revenue and operations during the years ended June 30, 2021, 2022 and 2023.

During the year ended June 30, 2021, the emergence of new variants has adversely impacted the Group’s retail sales and product sales to franchisees in the PRC due to governmental restrictions in public places to reduce the spread of virus. The sales of stores owned by overseas distributors have also been adversely affected due to the temporary closure and reduction of operating hours on occasion, which resulted in a reduction in revenue from sales to overseas distributors during the year ended June 30, 2021.

During the year ended June 30, 2022, the outbreak of the Delta and Omicron variants of COVID-19 in several provinces in the PRC caused temporary store closures and suspension of online sales in these areas, as a result of governmental restriction measures. Accordingly, the Group recorded lower revenues in these impacted provinces during the year ended June 30, 2022. The sales of stores owned by overseas distributors gradually recovered although some of those stores that resumed operations also had reduced operating hours due to regional resurgences of COVID-19 during the year ended June 30, 2022.

During the first half of the year ended June 30, 2023, the Group’s retail sales and product sales to franchisees in the PRC were negatively affected by outbreaks of the Omicron variants of COVID-19. This was due to governmental control measures and an increased number of COVID-19 cases. After control measures were eased in December 2022 and daily life returned to normal for consumers, the sales of most of the Group’s self-operated stores and stores owned by franchisees in the PRC gradually recovered in the second half of the year ended June 30, 2023. During the year ended June 30, 2023, the sales of most of the Group’s overseas self-operated stores and distributor-owned stores have returned to pre-pandemic levels, as more and more jurisdictions lifted their pandemic control measures.

During the six months ended December 31, 2023, the Group’s retail sales and product sales to franchisees and distributors in both the PRC and overseas have recovered from the impact of COVID-19 pandemic with a more normalized travel over the world.